Consolidated Statements of Operations and Comprehensive Loss / Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Revenue	€ 104,551	€ 85,637	€ 73,491
Cost of revenue	(69,490)	(58,776)	(51,202)
Gross profit	35,061	26,861	22,289
Other income	(240)	(54)	(126)
Other operating expenses	(36,299)	(32,030)	(19,742)
Sales and marketing expenses	(4,938)	(5,540)	(3,919)
Customer service expenses	(4,626)	(3,971)	(2,791)
Technical operations and development expenses	(7,195)	(6,428)	(3,305)
General and administrative expenses	(19,540)	(16,091)	(9,727)
Operating (loss)/profit	(998)	(5,115)	2,673
Interest income and similar income	(478)	(239)	(157)
Interest expense and similar charges	(1,436)	(782)	(425)
Net finance expenses	(958)	(543)	(268)
(Loss)/income before taxes	(1,956)	(5,658)	2,405
Income tax benefit (expense)	(1,147)	84	(1,082)
(Loss)/income from continuing operations	(3,103)	(5,574)	1,323
Discontinued operations
Loss from discontinued operations, net of tax	0	0	(632)
Net (loss)/income	(3,103)	(5,574)	691
Other comprehensive (loss)/income	1,617	(883)
Total comprehensive (loss)/income	€ (1,486)	€ (6,457)	€ 691
Earnings per share
Basic earnings/(loss) per share (in euro per share)	€ (2.39)	€ (24.23)	€ 27.64
Diluted earnings/(loss) per share (in euro per share)	(2.39)	(24.23)	27.64
Earnings per share - continuing operations
Basic earnings/(loss) per share (in euro per share)	(2.39)	(24.23)	52.92
Diluted earnings/(loss) per share (in euro per share)	€ (2.39)	€ (24.23)	€ 52.92